Expected credit loss measurement - Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	$ (1,165)	$ (1,468)	$ (1,029)
Weighted average
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	$ (503)	$ (639)
ECL with adjusted probabilities of scenario weights in percent of baseline	130.00%	145.00%
Weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	$ (95)
Weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(62)
Weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(150)
Weighted average | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(65)
Weighted average | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(130)
Baseline ECL scenario
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(387)	$ (442)
Baseline ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(53)
Baseline ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(50)
Baseline ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(116)
Baseline ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(56)
Baseline ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(112)
Upside ECL scenario
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(370)
Upside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(52)
Upside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(48)
Upside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(107)
Upside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(55)
Upside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(108)
Mild downside ECL scenario
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(574)
Mild downside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(119)
Mild downside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(101)
Mild downside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(148)
Mild downside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(71)
Mild downside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(135)
Severe downside ECL scenario
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(806)
Severe downside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(207)
Severe downside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(97)
Severe downside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(244)
Severe downside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(91)
Severe downside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(166)
Lifetime weighted average
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(1,060)
Lifetime weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(277)
Lifetime weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(118)
Lifetime weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(257)
Lifetime weighted average | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(117)
Lifetime weighted average | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(291)
UBS AG
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(1,165)	(1,468)	$ (1,029)
UBS AG | Weighted average
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	$ (503)	$ (639)
ECL with adjusted probabilities of scenario weights in percent of baseline	130.00%	145.00%
UBS AG | Weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	$ (95)
UBS AG | Weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(62)
UBS AG | Weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(150)
UBS AG | Weighted average | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(65)
UBS AG | Weighted average | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(130)
UBS AG | Baseline ECL scenario
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(387)	$ (442)
UBS AG | Baseline ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(53)
UBS AG | Baseline ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(50)
UBS AG | Baseline ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(116)
UBS AG | Baseline ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(56)
UBS AG | Baseline ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(112)
UBS AG | Upside ECL scenario
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(370)
UBS AG | Upside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(52)
UBS AG | Upside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(48)
UBS AG | Upside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(107)
UBS AG | Upside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(55)
UBS AG | Upside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(108)
UBS AG | Mild downside ECL scenario
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(574)
UBS AG | Mild downside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(119)
UBS AG | Mild downside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(101)
UBS AG | Mild downside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(148)
UBS AG | Mild downside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(71)
UBS AG | Mild downside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(135)
UBS AG | Severe downside ECL scenario
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(806)
UBS AG | Severe downside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(207)
UBS AG | Severe downside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(97)
UBS AG | Severe downside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(244)
UBS AG | Severe downside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(91)
UBS AG | Severe downside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(166)
UBS AG | Lifetime weighted average
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(1,060)
UBS AG | Lifetime weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(277)
UBS AG | Lifetime weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(118)
UBS AG | Lifetime weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(257)
UBS AG | Lifetime weighted average | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(117)
UBS AG | Lifetime weighted average | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	$ (291)